CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ (32,936)	$ 83,905	$ (366,195)
Other comprehensive income/(loss):
Unrealized losses on available for sale securities	(9,771)	(26,607)
Amortization of deferred realized losses on cash flow hedges	3,694	3,694	4,028
Accelerated amortization of deferred realized losses on cash flow hedges	1,443		7,706
Reclassification of unrealized losses to earnings			184
Total Other Comprehensive Income/(Loss)	(4,634)	(22,913)	11,918
Comprehensive Income/(Loss)	$ (37,570)	$ 60,992	$ (354,277)